Average Annual Total Returns - Small-MidCap Dividend Income Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund	Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class C 1 Year	Class C 5 Years	Class C Life of Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	(11.71%)	6.84%	8.22%	Jun. 06, 2011	(12.01%)	5.36%	6.91%	(6.80%)	5.15%	6.39%	(8.20%)	7.24%	8.00%	(6.31%)	8.37%	9.25%	(6.21%)	8.44%	9.24%	4.87%	9.43%	9.44%